Investments in Affiliates	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliates
Investments in Affiliates
The Company’s investment portfolio includes certain investments over which the Company is considered to have significant influence and which, therefore, are accounted for using the equity method. Significant influence is generally deemed to exist where the Company has an investment of 20% or more in the common stock of a corporation or an investment of 3% or more in closed end funds, limited partnerships, LLCs or similar investment vehicles. The Company generally records its alternative and private investment fund affiliates on a one-month and three-month lag, respectively, and its operating affiliates on a three-month lag. See Note 7, “Other Investments” for information about investments in alternative and private equity funds in which the Company generally owns less than 3% and are accounted for as “Other Investments.”
Investments in affiliates comprised the following at December 31, 2013 and 2012:

(U.S. dollars in thousands)	2013	2012
Investment fund affiliates	$1,042,072	$845,198
Operating affiliates	328,871	281,677
Total investment affiliates	$1,370,943	$1,126,875

(a) Investment Fund Affiliates
The Company has invested in certain closed end funds, certain limited partnerships, LLCs and similar investment vehicles, including funds managed by certain of its investment manager affiliates. Collectively, these investments in funds, partnerships and other vehicles are classified as “investment fund affiliates.” The Company’s equity investment in investment fund affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole (shown as “Combined Funds”) are included below:

Year Ended December 31, 2013 (U.S. dollars in thousands, except percentages)	XL Group Investment			Combined Funds
	Carrying Value	Equity in Net Income (Loss) for the Year	Weighted Average XL Percentage Ownership
				Total Net Assets (Estimated) (2)
Alternative Funds (1):
Arbitrage	$158,096	$4,358	3.7%	$4,328,748
Directional	434,652	42,492	8.3%	5,235,690
Event Driven (3)	274,380	61,551	2.9%	9,309,163
Multi-Style	374	48	15.5%	2,410
Total alternative funds	$867,502	$108,449	4.6%	$18,876,011
Private Investment Funds (1):	174,570	29,942	19.6%	890,815
Total Investment Fund Affiliates	$1,042,072	$138,391	5.3%	$19,766,826
Year Ended December 31, 2012
Alternative Funds (1):
Arbitrage	$131,037	$7,149	3.7%	$3,517,404
Directional	297,535	14,791	5.9%	5,057,381
Event Driven (3)	198,282	13,125	2.4%	8,272,227
Multi-Style	326	(99)	13.5%	2,410
Total alternative funds	$627,180	$34,966	3.7%	$16,849,422
Private Investment Funds (1):	218,018	23,538	17.1%	1,275,543
Total Investment Fund Affiliates	$845,198	$58,504	4.7%	$18,124,965
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(1)	The Company generally records its alternative fund affiliates on a one-month lag and its private investment fund affiliates on a three-month lag.

(2)	Total estimated net assets are generally as at November 30 and September 30, respectively.

(3)
The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.

Certain funds have a lock-up period and/or may also have the ability to impose a redemption gate. A lock-up period refers to the initial amount of time an investor is contractually required to remain invested before having the ability to redeem. Typically, the imposition of a gate delays a portion of the requested redemption, with the remaining portion settled in cash shortly after the redemption date.
The carrying value of the Company’s holdings in funds that are subject to lockups and/or that have gate provisions in their governing documents as at December 31, 2013 and 2012 was $488.5 million and $302.4 million, respectively. The carrying value of the Company’s holdings in funds where a gate was imposed at December 31, 2013 and 2012 was nil and $1.4 million, respectively.
Certain funds may be allowed to invest a portion of their assets in illiquid securities, such as private equity or private debt. In such cases, a common mechanism used is a side-pocket, whereby the illiquid security is assigned to a separate memorandum capital account or other designated account. Typically, the investor loses its redemption rights in the designated account. Only when the illiquid securities in the side-pocket are sold, or otherwise deemed liquid by the fund, may investors redeem that portion of their interest that has been “side-pocketed”. At December 31, 2013 and 2012, the carrying value of our funds held in side-pockets was $42.3 million and $39.7 million, respectively. The underlying assets within these positions are generally expected to be liquidated over a period of approximately two to four years.
(b) Operating Affiliates
The Company has invested in investment and (re)insurance affiliates and investment management companies’ securities or other forms of ownership interests. Collectively, these investments are classified as “operating affiliates.”
The Company’s equity investment in operating affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole are included below:

Year ended December 31, 2013 (U.S. dollars in thousands)	XL Group Investment		Combined Investee Summarized Financial Data (Estimated) (1)
	Carrying Value	Equity in Net Income (Loss) for the Year	Total Assets	Total Liabilities	Total Revenue (Loss)	Net Income (Loss)
Other strategic operating affiliates	$266,796	$41,160	$2,646,987	$1,888,879	$902,522	$125,625
Investment manager affiliates	62,075	78,644	922,348	92,574	813,587	710,412
Total operating affiliates	$328,871	$119,804	$3,569,335	$1,981,453	$1,716,109	$836,037
Year ended December 31, 2012
Financial operating affiliates	$732	$—	$12,711,762	$12,678,810	$20,467	$6,183
Other strategic operating affiliates	192,792	25,111	2,094,539	1,512,551	698,665	51,702
Investment manager affiliates (2)	88,153	28,776	610,940	37,699	364,551	274,312
Total operating affiliates	$281,677	$53,887	$15,417,241	$14,229,060	$1,083,683	$332,197
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(1)	The Company generally records its operating affiliates on a three month lag. Estimated assets and liabilities are generally at September 30, 2013 and 2012, respectively.

(2)	During the years ended December 31, 2013 and 2012 the Company received distributions from its Investment Manager Affiliates of approximately $28.3 million and $58.3 million, respectively.
In certain investments, the carrying value is different from the share of the investee’s underlying net assets. The differences represent goodwill on acquisition, OTTI recorded with respect to the investment, or differences in the retained capital accounts of the various equity holders (including the Company).
See Note 17(c), “Commitments and Contingencies – Investments in Affiliates,” for further information regarding commitments related to investment in affiliates.
Other Strategic Operating Affiliates
At December 31, 2013, the Company’s larger strategic operating affiliates included ARX Holding Corporation and Five Oaks Investment Corp. The Company's investment in ARX Holding Corporation was 39.7% at both December 31, 2013 and 2012.
In May 2012, the Company invested $25.0 million to obtain an approximate 94% interest in Five Oaks Investment Corp. (“Five Oaks”), a newly formed private investment company. Five Oaks is a mortgage real estate investment trust that is focused on investing in, financing and managing a leveraged portfolio of agency and non-agency residential mortgage-backed securities, residential mortgage loans and other mortgage-related investments. At December 31, 2012, the Company had consolidated Five Oaks, resulting in the recording within its balance sheet of: RMBS securities at their fair value of $81.0 million (amortized cost: $77.3 million) within Fixed maturities, $8.4 million of derivatives, $6.0 million of Cash and cash equivalents, $63.4 million of liabilities related to obligations under repurchase agreements within Other liabilities, and $1.8 million of Non-controlling interest in equity of consolidated subsidiaries. $66.3 million of securities held by Five Oaks and consolidated by the Company were pledged as collateral under the repurchase agreements. The repurchase agreements did not provide the counterparties any recourse to assets of the Company aside from its investment in Five Oaks. Amounts recorded within the Company's consolidated statement of income related to Five Oaks were immaterial during the year ended December 31, 2012.
In March 2013, Five Oaks completed an initial public offering (“IPO”) of approximately 4.0 million of its common shares for gross proceeds of approximately $61.0 million and, concurrently with its IPO, Five Oaks sold to the Company an additional 1.67 million shares for $25.0 million in a private placement. Following these transactions, and the receipt of 8,175 shares distributed to the Company in respect of its investment in Oak Circle Capital Partners LLC (“Oak Circle”), the Company's ownership interest in Five Oaks was reduced to 43.8%, which no longer represented a controlling financial interest. Accordingly, the Five Oaks investment was deconsolidated by the Company at the closing date of the Five Oaks IPO. The investment is accounted for under the equity method and carried as a strategic operating affiliate at December 31, 2013. The Company generally records the income related to strategic operating affiliates on a three-month lag based upon the availability of the information provided by the investees. A loss of $1.5 million was recorded upon deconsolidation within Realized investment gains (losses) based upon the difference between the fair value of the Company's retained interest in Five Oaks subsequent to the additional share sales and the Company's carrying value of Five Oaks' net assets at the closing date of the Five Oaks IPO. In addition, in September 2012 the Company received warrants that were priced at the time of the IPO. The warrants allow the Company to purchase an additional 3.125 million shares at $15.75 per share, which would result in a total additional investment of $49.2 million by the Company should it exercise the warrants in full in the future. The warrants expire in September 2019.
In March 2012, the Company purchased an equity interest in Oak Circle, the investment management company that provides portfolio management and other administrative services to Five Oaks. The Company's investment in Oak Circle is included in investment manager affiliates.
During 2013, the Company purchased an interest in one additional strategic operating affiliate for $30.0 million.
Investment Manager Affiliates
During the years ended December 31, 2013, 2012 and 2011, the Company’s larger investment manager affiliates included Highfields Capital, a global equity investment firm, Polar Capital, an investment firm offering traditional and alternative products and HighVista Strategies, a diversified wealth management firm. The Company recorded, through net income in affiliates, other-than-temporary declines in the values of certain investment manager affiliates totaling nil, nil and $0.6 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
During the third quarter of 2011, the Company sold its interests in Finisterre for total proceeds of $35.0 million resulting in a gain of $25.3 million. In addition, this transaction includes the potential for additional amounts to be paid to the Company during 2014 subject to the investment manager meeting certain performance targets. These amounts, if any, will be recorded when known with certainty.
Financial Operating Affiliates
The Company had no significant financial operating affiliates during 2013 or 2012.